Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities [abstract]
Board of directors attendance fee	$ 0.3
Reimbursement of excess subsidy	$ 0.3	$ 0.3